Significant changes in the current reporting period	12 Months Ended
Jun. 30, 2022
Disclosure Of Significant Changes In Current Reporting Period [Abstract]
Significant changes in the current reporting period

2. Significant changes in the current reporting period

(i)	Significant events

The financial position and performance of the Group was affected by the following events during the year ended June 30, 2022:

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In November 2021, the Group refinanced its existing senior debt facility with a new $90.0 million five-year facility provided by funds managed by Oaktree Capital Management, L.P. (“Oaktree”). The Group drew the first tranche of $60.0 million on closing, with $55.5 million of proceeds being used to repay the outstanding balance of the existing senior debt facility with Hercules Capital, Inc. The $60.0 million proceeds were first allocated to the issue of warrants at fair value of $8.1 million, with the remainder to the loan from Oaktree. A $1.3 million loss was recognized on prepaying the Group’s outstanding balance and extinguishing the loan with Hercules Capital, Inc. Up to an additional $30.0 million may be drawn on or before December 31, 2022, subject to the Group achieving certain milestones. The facility has a three-year interest only period, at a fixed rate of 9.75% per annum, after which time 40% of the principal amortizes over two years and a final payment is due no later than November 2026. The facility also allows the Group to make quarterly payments of interest at a rate of 8.0% per annum for the first two years, and the unpaid interest portion (1.75% per annum) will be added to the outstanding loan balance and shall accrue further interest at a fixed rate of 9.75% per annum. Oaktree was also granted warrants to purchase 1,769,669 American Depositary Shares (ADSs) at $7.26 per ADS, a 15% premium to the 30-day VWAP. The Group has determined that an obligation to issue the warrants has arisen from the time the debt facility was signed; consequently, a liability for the warrants has been recognized in November 2021. The warrants were legally issued on January 11, 2022 and may be exercised within 7 years of issuance. Refer to Note 5(g)(vi) for more details on warrants issued.